                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    6/30
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE STRATEGIC ALLOCATION FUND
                               AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Strategic Allocation Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-----------------------------------------------------------------------------
COMMON STOCKS (75.5%)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
AEROSPACE & DEFENSE (0.9%)
BAE Systems                                       171,011(c)     $  1,169,209
BE Aerospace                                        7,300(b)          166,878
Boeing                                             29,431           2,410,693
Ceradyne                                            2,685(b)          132,881
Kaman                                               1,278              23,260
Rolls-Royce Group                                 150,753(b,c)      1,154,055
Rolls-Royce Group Series B                      8,280,304(c)           15,464
United Technologies                               110,547           7,010,891
                                                                 ------------
Total                                                              12,083,331
-----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
EGL                                                 3,224(b)          161,845
FedEx                                              36,323           4,244,705
Ryder System                                       14,462             845,015
                                                                 ------------
Total                                                               5,251,565
-----------------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                                     21,993(c)          517,012
AirTran Holdings                                    3,945(b)           58,623
Deutsche Lufthansa                                 31,485(c)          579,878
Mesa Air Group                                     10,073(b)           99,219
Qantas Airways                                    119,183(c)          262,117
Singapore Airlines                                 83,000(c)          666,265
SkyWest                                             3,162              78,418
                                                                 ------------
Total                                                               2,261,532
-----------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Aisin Seiki                                        28,500(c)          846,806
American Axle & Mfg Holdings                       10,766             184,206
ArvinMeritor                                        9,911             170,370
Bandag                                              3,423             125,248
BorgWarner                                          2,956             192,436
Continental                                         6,647(c)          679,441
Cooper Tire & Rubber                               10,090             112,403
DENSO                                              34,700(c)        1,134,126
GKN                                               102,054(c)          515,173

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
AUTO COMPONENTS (CONT.)
Johnson Controls                                   45,963        $  3,779,077
Lear                                                3,583              79,578
LKQ                                                 1,780(b)           33,820
Michelin Series B                                  11,560(c)          694,906
NGK Spark Plug                                     15,000(c)          301,494
Superior Inds Intl                                  5,643             103,210
Toyoda Gosei                                        6,500(c)          130,364
TRW Automotive Holdings                             2,054(b)           56,033
Valeo                                               5,932(c)          211,223
                                                                 ------------
Total                                                               9,349,914
-----------------------------------------------------------------------------

AUTOMOBILES (2.1%)
DaimlerChrysler                                   101,436(c)        5,011,726
Fiat                                               58,197(b,c)        774,857
Ford Motor                                        298,919           2,071,509
General Motors                                     65,071(n)        1,938,465
Harley-Davidson                                    68,346(n)        3,751,512
Honda Motor                                       152,800(c)        4,847,190
Monaco Coach                                        5,195              65,977
Peugeot                                            23,517(c)        1,463,306
Renault                                            27,727(c)        2,978,877
Toyota Motor                                       36,900(c)        1,931,583
Volkswagen                                         26,336(c)        1,846,879
Yamaha Motor                                       11,000(c)          287,425
                                                                 ------------
Total                                                              26,969,306
-----------------------------------------------------------------------------

BEVERAGES (1.3%)
Coca-Cola                                         279,268          12,014,110
Hansen Natural                                      2,809(b)          534,749
Kirin Brewery                                      15,000(c)          235,821
PepsiCo                                            58,384           3,505,375
Scottish & Newcastle                               31,171(c)          293,811
                                                                 ------------
Total                                                              16,583,866
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.5%)
Albany Molecular Research                          17,708(b)          189,121
Alkermes                                            5,577(b)          105,517
Amylin Pharmaceuticals                              2,723(b)          134,435

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
BIOTECHNOLOGY (CONT.)
Applera-Applied Biosystems Group                   22,827(e)     $    738,453
Biogen Idec                                        27,447(b)        1,271,620
BioMarin Pharmaceutical                             7,628(b)          109,614
Cephalon                                              649(b)           39,005
CSL                                                 7,782(c)          310,784
Cubist Pharmaceuticals                              1,185(b)           29,838
Gilead Sciences                                    38,918(b)        2,302,388
MedImmune                                          40,385(b)        1,094,434
Myogen                                              3,391(b)           98,339
Neurocrine Biosciences                              2,568(b)           27,221
Tanox                                               2,984(b)           41,269
Vertex Pharmaceuticals                             13,373(b)          490,923
                                                                 ------------
Total                                                               6,982,961
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Ameron Intl                                         1,771             118,692
Central Glass                                      55,000(c)          327,318
Compagnie de Saint-Gobain                          25,795(c,n)      1,844,242
Lennox Intl                                         4,312             114,182
USG                                                 1,725(b)          125,804
                                                                 ------------
Total                                                               2,530,238
-----------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Bear Stearns Companies                              9,943           1,392,815
Charles Schwab                                    164,122           2,622,670
Credit Suisse Group                                16,444(c)          920,057
Daiwa Securities Group                            108,000(c)        1,287,355
E*TRADE Financial                                 100,270(b)        2,288,161
Franklin Resources                                 42,715           3,708,089
Goldman Sachs Group                                50,602           7,612,059
Greenhill & Co                                        993              60,335
Investment Technology Group                         7,773(b)          395,335
Janus Capital Group                                15,595             279,151
Knight Capital Group Cl A                           4,297(b)           65,443
LaBranche & Co                                      9,491(b)          114,936

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
1 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
CAPITAL MARKETS (CONT.)
Lehman Brothers Holdings                          106,192        $  6,918,409
Macquarie Bank                                      4,206(c)          215,629
Man Group                                          14,419(c)          679,352
MCG Capital                                         3,051              48,511
Mellon Financial                                   17,835             614,059
Merrill Lynch & Co                                145,908          10,149,361
Morgan Stanley                                     57,766           3,651,389
Nikko Cordial                                      50,500(c)          646,089
Nomura Holdings                                    49,200(c)          922,258
Piper Jaffray Companies                             1,478(b)           90,468
T Rowe Price Group                                 20,926             791,212
TradeStation Group                                  1,939(b)           24,567
Waddell & Reed Financial Cl A                       4,815              98,996
                                                                 ------------
Total                                                              45,596,706
-----------------------------------------------------------------------------

CHEMICALS (0.6%)
Akzo Nobel                                         10,321(c)          556,535
Bayer                                               5,505(c)          253,050
Cambrex                                             9,286             193,427
Dow Chemical                                       16,550             645,947
HB Fuller                                           1,156              50,367
Imperial Chemical Inds                             18,996(c)          127,505
Innospec                                            7,013(c)          178,270
Mitsubishi Gas Chemical                            37,000(c)          424,224
Mitsubishi Rayon                                   52,000(c)          423,525
Mitsui Chemicals                                   79,000(c)          515,713
Monsanto                                           17,267           1,453,710
Nitto Denko                                         7,900(c)          562,658
OM Group                                            9,607(b)          296,376
Sensient Technologies                              12,243             256,001
Solvay                                              1,462(c)          168,197
Sumitomo Chemical                                  91,000(c)          758,666
Teijin                                             47,000(c)          298,191
Toray Inds                                         71,000(c)          616,123
UBE Inds                                           42,000(c)          121,489
Westlake Chemical                                     854              25,449
WR Grace & Co                                      12,465(b)          145,841
Yara Intl                                          14,800(c)          197,409
                                                                 ------------
Total                                                               8,268,673
-----------------------------------------------------------------------------

COMMERCIAL BANKS (4.4%)
ABN AMRO Holding                                  211,981(c)        5,799,335
Amcore Financial                                    1,831              53,667
Banca Monte dei Paschi di Siena                    64,670(c)          388,751
Banche Popolari Unite                              34,414(c)          890,433
BancorpSouth                                       16,908             460,743
Barclays                                          351,254(c)        3,991,198
BNP Paribas                                        31,033(c)        2,970,886
BOK Financial                                         679              33,726
Capitalia                                          60,703(c)          498,055
Chemical Financial                                  5,613             171,758
Chittenden                                          7,160             185,080
Citizens Banking                                    2,629              64,174
City Natl                                           1,762             114,689
Comerica                                           16,393             852,272
Commerce Bancshares                                 3,463             173,323
Commerzbank                                        40,032(c)        1,456,154
Community Trust Bancorp                             3,303             115,374

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
COMMERCIAL BANKS (CONT.)
Credit Agricole                                    25,514(c)     $    970,814
Danske Bank                                        42,000(c)        1,598,793
DNB NOR                                            23,700(c)          294,222
First BanCorp                                      21,544(c)          200,359
First Community Bancshares                          2,250              74,228
First Horizon Natl                                 13,108             526,942
First Midwest Bancorp                               1,580              58,586
Greater Bay Bancorp                                 2,313              66,499
HBOS                                              226,788(c)        3,941,922
HSBC Holdings                                     205,383(c)        3,613,544
Irwin Financial                                     7,034             136,389
KBC Groep                                           5,030(c)          539,760
KeyCorp                                            18,274             652,016
Lloyds TSB Group                                  736,277(c)        7,236,100
Mizuho Financial Group                                497(c)        4,208,625
Natl City                                          97,836(n)        3,540,685
Nordea Bank                                        87,200(c)        1,042,236
Old Natl Bancorp                                    4,140              82,676
Oriental Financial Group                            8,505(c)          108,524
PNC Financial Services Group                       52,182           3,661,611
Republic Bancorp                                    4,649              57,601
Resona Holdings                                       488(c)        1,539,526
Societe Generale                                    7,644(c)        1,124,317
Sumitomo Mitsui Financial Group                       179(c)        1,892,773
Susquehanna Bancshares                              1,708              40,821
TCF Financial                                         969              25,630
Tompkins Trustco                                    1,591              68,396
Trustmark                                          10,818             335,033
UMB Financial                                         456              15,203
Westpac Banking                                    62,035(c)        1,073,022
                                                                 ------------
Total                                                              56,946,471
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Administaff                                           313              11,209
Allied Waste Inds                                   4,241(b)           48,178
Banta                                               2,436             112,860
Cenveo                                              3,957(b)           71,028
Ennis                                               4,959              97,593
Escala Group                                        1,725(b)            8,073
IKON Office Solutions                               8,126             102,388
Manpower                                            1,029              66,473
Monster Worldwide                                  33,529(b)        1,430,347
NCO Group                                           2,248(b)           59,437
Rentokil Initial                                   89,500(c)          258,171
SOURCECORP                                          4,106(b)          101,788
United Stationers                                   5,703(b)          281,272
Vedior                                             14,401(c)          302,438
Viad                                                7,434             232,684
Waste Management                                   43,262           1,552,240
                                                                 ------------
Total                                                               4,736,179
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
ADTRAN                                              2,283              51,208
Black Box                                           1,997              76,545
CBS Cl B                                           32,399             876,393
CIENA                                              12,111(b)           58,254
CommScope                                           1,373(b)           43,140
Corning                                           129,154(b)        3,124,235

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
JDS Uniphase                                      217,486(b)     $    550,240
Motorola                                          307,818           6,202,533
QUALCOMM                                          211,514           8,475,365
Redback Networks                                    4,551(b)           83,465
Tellabs                                            89,147(b)        1,186,547
                                                                 ------------
Total                                                              20,727,925
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Apple Computer                                    168,682(b)        9,635,115
Diebold                                             1,939              78,762
Hewlett-Packard                                   155,081           4,912,966
Imation                                            11,322             464,768
Intergraph                                            328(b)           10,329
Komag                                                 455(b)           21,012
Network Appliance                                  43,042(b)        1,519,383
Toshiba                                            78,000(c)          509,185
                                                                 ------------
Total                                                              17,151,520
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Acciona                                             1,722(c)          267,486
ACS Actividades de Construccion y Servicios        16,777(c)          699,738
EMCOR Group                                         3,677(b)          178,960
Fluor                                              17,628           1,638,170
Grupo Ferrovial                                     1,523(c)          116,291
JGC                                                14,000(c)          240,898
Nishimatsu Construction                            23,000(c)           85,825
Perini                                              1,894(b)           42,615
Quanta Services                                     4,658(b)           80,723
Shaw Group                                          5,482(b)          152,400
Skanska Series B                                   32,401(c)          499,842
URS                                                   764(b)           32,088
Washington Group Intl                                 572              30,510
                                                                 ------------
Total                                                               4,065,546
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Eagle Materials                                     5,673             269,468
Hanson                                             15,319(c)          185,962
Rinker Group                                       30,509(c)          371,532
Taiheiyo Cement                                    84,000(c)          309,779
Vulcan Materials                                   11,670             910,259
                                                                 ------------
Total                                                               2,047,000
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
CompuCredit                                           793(b)           30,483
MoneyGram Intl                                      7,700             261,415
ORIX                                                8,110(c)        1,980,901
World Acceptance                                    2,830(b)          100,522
                                                                 ------------
Total                                                               2,373,321
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Rock-Tenn Cl A                                      1,011              16,125
Toyo Seikan Kaisha                                 41,300(c)          748,908
                                                                 ------------
Total                                                                 765,033
-----------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Building Material Holding                           1,294              36,064
Genuine Parts                                      16,770             698,638
Handleman                                           8,008              65,265
Li & Fung                                             400(c)              809
                                                                 ------------
Total                                                                 800,776
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (5.7%)
ABB                                               193,695(c)     $  2,519,223
CIT Group                                          33,056           1,728,498
Citigroup                                         262,021          12,639,893
Deutsche Boerse                                     9,689(c)        1,319,772
Euronext                                            8,588(c)          805,131
Hong Kong Exchanges and Clearing                  104,000(c)          668,916
ING Groep                                          96,111(c)        3,777,514
iShares MSCI Emerging Markets Index Fund          503,600(n)       47,288,041
Moody's                                            57,764           3,145,827
NASDAQ Stock Market                                 4,194(b)          125,401
                                                                 ------------
Total                                                              74,018,216
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
AT&T                                              538,716          15,024,789
Belgacom                                           19,814(c)          657,121
BellSouth                                         195,128           7,063,634
BT Group                                          380,500(c)        1,683,320
Cable & Wireless                                  143,988(c)          306,185
CenturyTel                                          2,746             102,014
Deutsche Telekom                                   98,269(c)        1,581,130
France Telecom                                     14,342(c)          308,353
Hellenic Telecommunications Organization           16,151(b,c)        355,716
Level 3 Communications                              9,771(b)           43,383
Qwest Communications Intl                          97,068(b)          785,280
Talk America Holdings                               9,008(b)           55,760
Telecom Italia                                    700,731(c)        1,810,394
Telstra                                           122,575(c)          335,149
Time Warner Telecom Cl A                            8,512(b)          126,403
Verizon Communications                            489,461          16,392,049
                                                                 ------------
Total                                                              46,630,680
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Allete                                              7,277             344,566
American Electric Power                            23,565             807,101
CenterPoint Energy                                117,212           1,465,150
CLP Holdings                                       71,000(c)          415,523
Duquesne Light Holdings                             4,772              78,452
E.ON                                               15,234(c)        1,753,975
Energias de Portugal                              157,264(c)          617,502
Fortum                                             41,600(c)        1,064,128
HongKong Electric Holdings                         86,500(c)          391,511
Idacorp                                               477              16,356
PG&E                                               57,052           2,241,002
Pinnacle West Capital                               1,431              57,111
Scottish Power                                     64,201(c)          692,103
TECO Energy                                        17,236             257,506
Tohoku Electric Power                              14,600(c)          320,248
Tokyo Electric Power                               42,100(c)        1,162,597
Union Fenosa                                        1,637(c)           63,356
                                                                 ------------
Total                                                              11,748,187
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ALSTOM                                             21,178(b,c)      1,935,341
Cooper Inds Cl A                                    7,129             662,427
Furukawa Electric                                  31,000(c)          200,472
General Cable                                       5,054(b)          176,890
Rockwell Automation                                14,227           1,024,486

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
Sumitomo Electric Inds                             42,500(c)     $    622,477
Thomas & Betts                                      1,477(b)           75,770
                                                                 ------------
Total                                                               4,697,863
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                               18,291(b)          577,264
Brightpoint                                         7,348(b)           99,418
Hitachi                                           254,000(c)        1,678,092
Hoya                                               14,200(c)          505,060
Ibiden                                              7,500(c)          360,482
Ingram Micro Cl A                                   1,618(b)           29,334
Methode Electronics                                17,850             187,604
Plexus                                             12,958(b)          443,293
SYNNEX                                              9,514(b)          180,385
Tech Data                                           2,244(b)           85,968
Tektronix                                           1,983              58,340
Trimble Navigation                                    641(b)           28,614
                                                                 ------------
Total                                                               4,233,854
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                                       28,256           2,312,754
BJ Services                                        49,793           1,855,287
Halliburton                                        42,803           3,176,411
Helix Energy Solutions Group                        7,984(b)          322,234
Lone Star Technologies                              3,371(b)          182,101
Nabors Inds                                        24,878(b,c)        840,628
Natl Oilwell Varco                                  7,406(b)          468,948
Oil States Intl                                     2,912(b)           99,823
Parker Drilling                                     4,712(b)           33,832
RPC                                                 7,959             193,245
Schlumberger                                      126,038           8,206,335
Technip                                             5,654(c)          313,122
TETRA Technologies                                  8,580(b)          259,888
TODCO Cl A                                            691              28,227
Transocean                                         13,374(b)        1,074,200
Weatherford Intl                                   64,605(b)        3,205,700
                                                                 ------------
Total                                                              22,572,735
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
AEON                                               37,300(c)          818,168
Boots Group                                        33,037(c)          470,077
Delhaize Group                                      3,360(c)          232,921
J Sainsbury                                        92,704(c)          573,396
Kesko Series B                                      9,900(c)          379,610
Kroger                                            146,201           3,195,954
Nash Finch                                          5,209             110,900
Ruddick                                             8,465             207,477
Safeway                                           126,819           3,297,294
SUPERVALU                                          19,425             596,333
UNY                                                 3,000(c)           44,228
Wal-Mart Stores                                   286,241          13,788,229
Weis Markets                                        2,480             102,176
                                                                 ------------
Total                                                              23,816,763
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland                             72,158           2,978,682
Lancaster Colony                                    2,840             112,095
Orkla                                              11,400(c)          528,541
Pilgrim's Pride                                     1,151              29,696

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
FOOD PRODUCTS (CONT.)
Sara Lee                                           88,175        $  1,412,564
Seaboard                                               38              48,640
Unilever                                           56,922(c)        1,279,893
Unilever                                           52,080(c)        1,181,001
                                                                 ------------
Total                                                               7,571,112
-----------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Centrica                                          287,645(c)        1,517,199
Nicor                                               3,093             128,360
Peoples Energy                                      3,064             110,028
WGL Holdings                                        6,075             175,871
                                                                 ------------
Total                                                               1,931,458
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Becton Dickinson & Co                              19,378           1,184,577
Biomet                                             15,511             485,339
Hillenbrand Inds                                    1,821              88,319
Hologic                                             7,346(b)          362,599
Intuitive Surgical                                  3,653(b)          430,944
Invacare                                            2,089              51,974
LifeCell                                            1,452(b)           44,896
Medtronic                                          35,484           1,664,910
Mentor                                              1,748              76,038
Millipore                                           9,860(b)          621,081
Thoratec                                            1,737(b)           24,092
                                                                 ------------
Total                                                               5,034,769
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
AmerisourceBergen                                  39,500           1,655,840
Apria Healthcare Group                             16,059(b)          303,515
Cardinal Health                                    20,309           1,306,478
CIGNA                                              56,390           5,554,979
Express Scripts                                    33,747(b)        2,421,010
HCA                                                50,903           2,196,464
HealthExtras                                        4,071(b)          123,026
Kindred Healthcare                                  3,302(b)           85,852
McKesson                                           36,727           1,736,453
Medco Health Solutions                             35,362(b)        2,025,535
Per-Se Technologies                                   436(b)           10,978
RehabCare Group                                     8,178(b)          142,134
Sonic Healthcare                                    8,286(c)           87,422
Tenet Healthcare                                   63,101(b)          440,445
                                                                 ------------
Total                                                              18,090,131
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Bob Evans Farms                                     5,484             164,575
Carnival                                            5,127(c)          208,852
Compass Group                                     155,452(c)          753,827
Darden Restaurants                                 26,919           1,060,609
Intl Game Technology                               44,328           1,681,804
Jack in the Box                                     2,551(b)           99,999
Mitchells & Butlers                                32,428(c)          309,107
OSI Restaurant Partners                             1,287              44,530
Papa John's Intl                                    1,581(b)           52,489
Ruby Tuesday                                        4,097             100,008
Ryan's Restaurant Group                             9,109(b)          108,488
Six Flags                                           3,108(b)           17,467
Starbucks                                          91,366(b)        3,449,981
TUI                                                42,173(c)          835,519
Wendy's Intl                                       26,236           1,529,296
                                                                 ------------
Total                                                              10,416,551
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
3 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
HOUSEHOLD DURABLES (1.6%)
Barratt Developments                               34,222(c)     $    599,893
Beazer Homes USA                                    2,236             102,565
Blyth                                               5,183              95,678
Brookfield Homes                                    1,222              40,265
Centex                                             72,842           3,663,954
Daiwa House Industry                               30,000(c)          479,769
DR Horton                                         107,312           2,556,172
Electrolux Series B                                32,000(c)          462,524
Ethan Allen Interiors                               6,227             227,597
Furniture Brands Intl                              10,186             212,276
George Wimpey                                      70,309(c)          591,213
Hovnanian Enterprises Cl A                          2,636(b)           79,291
KB HOME                                            16,246             744,879
La-Z-Boy                                            9,829             137,606
Lennar Cl A                                        22,452             996,195
M/I Homes                                           4,247             148,985
Matsushita Electric Industrial                     79,000(c)        1,667,264
MDC Holdings                                        2,319             120,426
Meritage Homes                                        530(b)           25,043
Persimmon                                          38,491(c)          878,283
Pioneer                                            51,700(c)          834,031
Pulte Homes                                        90,219           2,597,406
Ryland Group                                        2,525             110,014
SANYO Electric                                    431,000(b,c)        930,324
Standard-Pacific                                    3,676              94,473
Stanley Works                                       2,743             129,524
Taylor Woodrow                                    113,417(c)          700,462
Tupperware Brands                                   3,673              72,321
WCI Communities                                     4,110(b)           82,775
Whirlpool                                          17,282           1,428,357
                                                                 ------------
Total                                                              20,809,565
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Husqvarna Series B                                 32,000(b,c)        385,807
Kimberly-Clark                                     45,904           2,832,277
                                                                 ------------
Total                                                               3,218,084
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
3M                                                 80,639           6,513,212
Pirelli & C                                       218,907(c)          190,528
Standex Intl                                        3,280              99,548
                                                                 ------------
Total                                                               6,803,288
-----------------------------------------------------------------------------

INSURANCE (3.2%)
Aegon                                             192,452(c)        3,290,973
Alfa                                                8,817             146,010
Allianz                                            10,427(c)        1,647,279
Allstate                                           61,146           3,346,521
Ambac Financial Group                              28,076           2,276,964
AmerUs Group                                        2,040             119,442
Aon                                                52,864           1,840,724
Argonaut Group                                      1,719(b)           51,639
Aviva                                             236,098(c)        3,341,932
CNP Assurances                                      5,855(c)          556,773
Commerce Group                                      3,976             117,451
Conseco                                             2,776(b)           64,126
Delphi Financial Group Cl A                         3,608             131,169
FBL Financial Group Cl A                            3,475             112,590
First American                                      2,904             122,752

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
INSURANCE (CONT.)
Great American Financial Resources                  2,979        $     62,350
HCC Insurance Holdings                              2,820              83,021
Horace Mann Educators                               1,472              24,950
Infinity Property & Casualty                        1,689              69,249
LandAmerica Financial Group                         4,478             289,279
Lincoln Natl                                       60,391           3,408,468
Loews                                             128,007           4,537,847
Marsh & McLennan Companies                         69,315           1,863,880
MBIA                                               20,793           1,217,430
MetLife                                            57,308           2,934,743
Natl Western Life Insurance Cl A                      528             126,535
Ohio Casualty                                       2,577              76,614
Old Republic Intl                                  21,709             463,921
Presidential Life                                   4,358             107,120
Protective Life                                     3,579             166,853
Royal & SunAlliance Insurance Group               569,081(c)        1,415,326
Sampo Series A                                     41,397(c)          789,966
State Auto Financial                                  442              14,383
Stewart Information Services                        3,686             133,839
Torchmark                                          12,231             742,666
Transatlantic Holdings                              3,096             173,066
Triad Guaranty                                      4,009(b)          195,960
United Fire & Casualty                              1,583              47,696
Universal American Financial                       14,813(b)          194,791
UnumProvident                                      82,911           1,503,176
Zurich Financial Services                          12,921(b,c)      2,832,579
                                                                 ------------
Total                                                              40,642,053
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Blair                                                 824              24,514
Coldwater Creek                                     5,639(b)          150,900
Insight Enterprises                                 7,652(b)          145,771
NetFlix                                             4,499(b)          122,418
NutriSystem                                         4,450(b)          276,478
                                                                 ------------
Total                                                                 720,081
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
Akamai Technologies                                11,502(b)          416,257
aQuantive                                             850(b)           21,531
CNET Networks                                       1,674(b)           13,359
Digital River                                         464(b)           18,741
EarthLink                                           1,490(b)           12,903
Equinix                                               677(b)           37,140
Google Cl A                                        15,704(b)        6,585,158
Move                                                9,105(b)           49,895
SoftBank                                           42,300(c)          948,174
ValueClick                                          1,145(b)           17,576
                                                                 ------------
Total                                                               8,120,734
-----------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                  11,392(b)          587,941
BISYS Group                                         6,162(b)           84,419
Cap Gemini                                          7,068(c)          403,454

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
IT SERVICES (CONT.)
Convergys                                          55,165(b)     $  1,075,718
CSG Systems Intl                                    3,351(b)           82,904
Electronic Data Systems                            80,673           1,940,992
MAXIMUS                                             8,708             201,590
Paychex                                            28,303           1,103,251
Perot Systems Cl A                                 29,347(b)          424,945
Sabre Holdings Cl A                                 5,554             122,188
                                                                 ------------
Total                                                               6,027,402
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                           1,887              62,743
Callaway Golf                                       5,807              75,433
Eastman Kodak                                     155,064           3,687,421
Fuji Photo Film                                     9,900(c)          332,221
JAKKS Pacific                                       4,781(b)           96,050
Mattel                                             45,415             749,802
Yamaha                                              6,400(c)          120,248
                                                                 ------------
Total                                                               5,123,918
-----------------------------------------------------------------------------

MACHINERY (2.0%)
AGCO                                                3,508(b)           92,331
AMADA                                              33,000(c)          346,063
Atlas Copco Series A                               32,200(c)          895,029
Atlas Copco Series B                               19,800(c)          514,586
Bucyrus Intl Cl A                                   1,831              92,466
Caterpillar                                       102,458           7,631,071
Crane                                               3,230             134,368
Cummins                                             9,981           1,220,177
Deere & Co                                          9,123             761,679
Eaton                                              10,520             793,208
FANUC                                               6,600(c)          592,921
Flowserve                                           4,649(b)          264,528
Gardner Denver                                      1,238(b)           47,663
Ingersoll-Rand Cl A                                18,036(c)          771,580
Invensys                                          864,548(b,c)        307,737
Ishikawajima-Harima Heavy Inds                    161,000(c)          509,324
ITT Inds                                           21,299           1,054,301
JLG Inds                                           12,776             287,460
Joy Global                                          2,392             124,599
Kawasaki Heavy Inds                               207,000(c)          696,452
Komatsu                                            89,000(c)        1,769,422
KONE Series B                                       3,040(c)          126,365
Kubota                                            102,000(c)          967,141
Lincoln Electric Holdings                           1,233              77,247
MAN                                                 5,766(c)          417,556
Manitowoc                                           6,124             272,518
Metso                                              10,500(c)          380,995
Mitsubishi Heavy Inds                             160,000(c)          690,728
Mueller Inds                                          663              21,899
Oshkosh Truck                                         852              40,487
PACCAR                                             27,125           2,234,558
SPX                                                 3,348             187,321
Sulzer                                                259(c)          194,065
Sumitomo Heavy Inds                                53,000(c)          490,029
Terex                                               3,475(b)          342,983
Trinity Inds                                        7,436             300,394
Volvo Series A                                      4,700(c)          226,662
Wabtec                                              2,984             111,602
                                                                 ------------
Total                                                              25,989,515
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
4 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
MARINE (0.1%)
AP Moller - Maersk                                     64(c)     $    498,226
Kawasaki Kisen Kaisha                              72,000(c)          416,534
Kirby                                               1,868(b)           73,786
Neptune Orient Lines                               69,500(c)           79,511
                                                                 ------------
Total                                                               1,068,057
-----------------------------------------------------------------------------

MEDIA (0.1%)
Gannett                                            14,523             812,272
Reader's Digest Assn                                4,506              62,904
Reed Elsevier                                      36,204(c)          365,518
Valassis Communications                             2,912(b)           68,694
                                                                 ------------
Total                                                               1,309,388
-----------------------------------------------------------------------------

METALS & MINING (3.2%)
Alcoa                                              55,100           1,783,036
Allegheny Technologies                              2,799             193,803
Anglo American                                     89,901(c)        3,687,111
Arcelor                                            52,892(c)        2,553,068
BHP Billiton                                      109,229(c)        2,353,557
BHP Billiton                                       80,623(c)        1,563,848
BlueScope Steel                                    80,038(c)          472,772
Boehler-Uddeholm                                    2,632(c)          143,910
Commercial Metals                                   8,582             220,557
Corus Group                                       143,077(c)        1,207,732
Daido Steel                                        26,000(c)          204,037
Freeport-McMoRan Copper & Gold Cl B                41,389           2,293,364
Kobe Steel                                        198,000(c)          619,453
Mitsubishi Materials                               75,000(c)          319,846
Newmont Mining                                     65,977           3,492,163
Nippon Steel                                       50,000(c)          189,199
Nucor                                              59,836           3,246,103
Phelps Dodge                                       50,452           4,145,137
Rautaruukki                                        14,200(c)          428,982
Reliance Steel & Aluminum                           5,014             415,911
Rio Tinto                                          67,077(c)        3,546,075
Rio Tinto                                          24,914(c)        1,440,164
RTI Intl Metals                                     2,847(b)          158,976
Ssab Svenskt Stal Series A                         28,200(c)          562,409
Stillwater Mining                                   9,451(b)          119,839
Sumitomo Metal Inds                               277,939(c)        1,146,441
Sumitomo Metal Mining                              46,000(c)          599,773
ThyssenKrupp                                       46,835(c)        1,603,575
Titanium Metals                                    17,558(b)          603,644
Umicore                                             3,450(c)          460,670
United States Steel                                 4,378             306,985
voestalpine                                         3,709(c)          563,565
                                                                 ------------
Total                                                              40,645,705
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
99 Cents Only Stores                               12,341(b)          129,087
Conn's                                              1,847(b)           49,038
Dollar General                                     49,720             695,085
Family Dollar Stores                               33,856             827,101
JC Penney                                           9,554             644,991
Marks & Spencer Group                              58,311(c)          632,920
PPR                                                 2,926(c)          373,113
                                                                 ------------
Total                                                               3,351,335
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
MULTI-UTILITIES (0.6%)
Aquila                                             22,089(b)     $     92,995
Energy East                                         1,981              47,405
Intl Power                                         48,238(c)          253,765
RWE                                                19,873(c)        1,653,412
Sempra Energy                                      23,145           1,052,635
SUEZ                                               60,431(c)        2,511,965
United Utilities                                   97,096(c)        1,151,750
Veolia Environnement                               12,913(c)          667,400
WPS Resources                                         588              29,165
                                                                 ------------
Total                                                               7,460,492
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Oce                                                16,182(c)          237,599
Ricoh                                              23,000(c)          451,237
                                                                 ------------
Total                                                                 688,836
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.0%)
Anadarko Petroleum                                 53,366           2,545,025
ATP Oil & Gas                                       3,329(b)          139,585
BG Group                                          212,930(c)        2,844,689
BP                                                143,272(c)        1,670,346
Chevron                                           282,944          17,559,505
Cimarex Energy                                      4,418             189,974
ConocoPhillips                                    327,452          21,457,930
Eni                                               150,116(c,n)      4,421,721
EOG Resources                                      20,115           1,394,774
Exxon Mobil                                       443,080          27,182,957
Frontier Oil                                        9,248             299,635
Frontline                                           9,100(c)          340,011
Giant Inds                                            164(b)           10,914
Holly                                               3,684             177,569
Houston Exploration                                 3,541(b)          216,674
KCS Energy                                          1,472(b)           43,718
Marathon Oil                                       28,101           2,340,813
Nippon Mining Holdings                             19,000(c)          159,897
Nippon Oil                                        129,000(c)          942,445
Norsk Hydro                                        34,800(c)          922,765
OMV                                                15,957(c)          950,039
Overseas Shipholding Group                          1,064              62,936
Parallel Petroleum                                  4,221(b)          104,301
Pogo Producing                                      1,020              47,022
Repsol YPF                                         36,217(c)        1,037,139
Royal Dutch Shell Series A                        154,555(c)        5,201,332
Royal Dutch Shell Series B                        227,340(c)        7,949,274
St. Mary Land & Exploration                         5,808             233,772
Statoil                                            32,200(c)          913,332
Stone Energy                                       10,725(b)          499,249
Sunoco                                             10,997             761,982
Swift Energy                                        1,531(b)           65,726
Woodside Petroleum                                 45,584(c)        1,490,232
                                                                 ------------
Total                                                             104,177,283
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                         20,055             647,777
Nippon Paper Group                                     64(c)          261,750
Norske Skogindustrier                              28,704(c)          420,924
Schweitzer-Mauduit Intl                             6,143             132,996
Stora Enso Series R                                86,908(c)        1,213,815
Svenska Cellulosa Series B                         28,100(c)        1,161,835
UPM - Kymmene                                      50,200(c)        1,081,867
                                                                 ------------
Total                                                               4,920,964
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
PERSONAL PRODUCTS (--%)
Alberto-Culver                                      1,021        $     49,743
NBTY                                                5,773(b)          138,033
                                                                 ------------
Total                                                                 187,776
-----------------------------------------------------------------------------

PHARMACEUTICALS (5.4%)
Abbott Laboratories                                42,878           1,869,910
Allergan                                           25,083           2,690,403
Andrx                                              22,145(b)          513,543
AstraZeneca                                        30,222(c)        1,824,036
Bristol-Myers Squibb                              319,725           8,268,089
Chugai Pharmaceutical                               6,900(c)          140,798
Daiichi Sankyo                                     21,707(c)          597,545
Eisai                                               3,000(c)          135,017
Elan                                               11,490(b,c)        191,044
Johnson & Johnson                                 385,077(m)       23,073,813
King Pharmaceuticals                               72,107(b)        1,225,819
Merck                                               4,167(c)          378,934
Merck & Co                                        477,825          17,407,164
Par Pharmaceutical Companies                        2,306(b)           42,569
Perrigo                                             3,776              60,794
Pfizer                                            278,095           6,526,890
Roche Holding                                      16,535(c)        2,733,516
Sanofi-Aventis                                     14,862(c)        1,450,348
Schering-Plough                                    50,916             968,931
                                                                 ------------
Total                                                              70,099,163
-----------------------------------------------------------------------------

REAL ESTATE (0.4%)
Metrovacesa                                         2,734(c)          246,873
Mitsubishi Estate                                  58,000(c)        1,231,669
Mitsui Fudosan                                     64,000(c)        1,389,844
New World Development                              67,551(c)          111,338
Stockland                                         109,166(c)          569,395
Sumitomo Realty & Development                      27,000(c)          665,385
Tokyu Land                                         23,000(c)          179,088
Unibail                                             2,994(c)          521,937
Wereldhave                                          3,682(c)          358,141
                                                                 ------------
Total                                                               5,273,670
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS)(0.2%)
American Home Mtge Investment                      14,661             540,404
Annaly Mtge Management                             11,310             144,881
Anthracite Capital                                 21,096             256,527
Anworth Mtge Asset                                 23,091             191,655
IMPAC Mtge Holdings                                28,632(n)          320,106
Kilroy Realty                                       3,582             258,800
MFA Mtge Investments                               35,553             244,605
New Century Financial                               4,378             200,294
RAIT Investment Trust                              11,988             350,050
Redwood Trust                                       7,330             357,924
Saxon Capital                                      27,500             314,600
                                                                 ------------
Total                                                               3,179,846
-----------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Amerco                                              1,297(b)          130,556
Arkansas Best                                       7,022             352,575
Burlington Northern Santa Fe                       73,172           5,798,881

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
5 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
ROAD & RAIL (CONT.)
CSX                                                30,926        $  2,178,427
Nippon Express                                    103,000(c)          556,270
Norfolk Southern                                   82,758           4,404,381
Union Pacific                                      40,273           3,743,778
Werner Enterprises                                 14,925             302,530
YRC Worldwide                                       2,272(b)           95,674
                                                                 ------------
Total                                                              17,563,072
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Advanced Micro Devices                             77,869(b)        1,901,561
Atmel                                              11,518(b)           63,925
Broadcom Cl A                                      83,630(b)        2,513,083
Diodes                                              2,048(b)           84,869
EMCORE                                              5,065(b)           48,624
ESS Technology                                      6,502(b)           14,044
Intel                                              43,821             830,408
MEMC Electronic Materials                           9,763(b)          366,113
Micron Technology                                 147,258(b)        2,217,705
Microsemi                                           2,223(b)           54,197
Natl Semiconductor                                 26,177             624,321
NVIDIA                                             56,666(b)        1,206,419
OmniVision Technologies                            17,279(b)          364,932
Rambus                                              4,778(b)          108,986
Texas Instruments                                  65,952           1,997,686
Zoran                                               5,469(b)          133,115
                                                                 ------------
Total                                                              12,529,988
-----------------------------------------------------------------------------

SOFTWARE (1.9%)
ANSYS                                               1,357(b)           64,892
Autodesk                                           13,684(b)          471,551
BEA Systems                                         4,509(b)           59,023
BMC Software                                       34,931(b)          834,851
Citrix Systems                                     28,550(b)        1,145,997
Compuware                                          67,159(b)          449,965
Concur Technologies                                   813(b)           12,577
Microsoft                                         399,508           9,308,536
Midway Games                                        2,075(b)           16,787
Nuance Communications                              45,080(b)          453,505
Oracle                                            771,570(b)       11,180,048
Quality Systems                                       591              21,761
Reynolds & Reynolds Cl A                            3,249              99,647
                                                                 ------------
Total                                                              24,119,140
-----------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Asbury Automotive Group                             3,333(b)           69,793
Best Buy                                          103,165           5,657,569
Cato Cl A                                           4,721             122,038
Circuit City Stores                                28,244             768,802
Dress Barn                                          6,167(b)          156,333
Foot Locker                                         4,319             105,772
Group 1 Automotive                                  4,089             230,374
GUESS?                                              3,666(b)          153,056
Home Depot                                        343,216          12,283,701
Lithia Motors Cl A                                  2,009              60,913
Office Depot                                       44,130(b)        1,676,940
Payless ShoeSource                                  3,145(b,m)         85,450
Pier 1 Imports                                     13,982              97,594
RadioShack                                          7,493             104,902
Sonic Automotive                                   17,606             390,501
Talbots                                             4,241              78,246

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
SPECIALTY RETAIL (CONT.)
Tiffany & Co                                       21,874        $    722,279
Yamada Denki                                       10,500(c)        1,070,829
Zale                                               12,365(b,m)        297,873
                                                                 ------------
Total                                                              24,132,965
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Brown Shoe                                          4,935             168,185
Coach                                              27,304(b)          816,390
Compagnie Financiere Richemont Series A Unit       28,079(c)        1,286,236
Jones Apparel Group                                32,177           1,022,907
Kellwood                                            4,776             139,794
Liz Claiborne                                      16,375             606,858
Nike Cl B                                          27,687           2,242,646
Russell                                             8,119             147,441
Steven Madden                                       3,148              93,244
Stride Rite                                         5,723              75,486
VF                                                 10,358             703,515
                                                                 ------------
Total                                                               7,302,702
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.2%)
Accredited Home Lenders Holding                     5,047(b)          241,297
Anchor BanCorp Wisconsin                            1,335              40,277
CharterMac LP                                         808              15,118
Doral Financial                                    15,000(c)           96,150
Fannie Mae                                        261,157          12,561,653
Flagstar Bancorp                                   15,595             248,896
Freddie Mac                                       115,722           6,597,311
Fremont General                                     5,331              98,943
IndyMac Bancorp                                       534              24,484
MGIC Investment                                    18,289           1,188,785
PMI Group                                           6,155             274,390
Radian Group                                        6,508             402,064
R-G Financial Cl B                                 15,995(c)          137,397
W Holding                                          27,883(c)          185,422
Washington Mutual                                 142,266           6,484,484
                                                                 ------------
Total                                                              28,596,671
-----------------------------------------------------------------------------

TOBACCO (0.4%)
Altria Group                                       31,869(m)        2,340,140
British American Tobacco                            4,331(c)          109,075
Japan Tobacco                                         535(c)        1,949,620
Reynolds American                                   6,802             784,271
Universal                                           9,213             342,908
                                                                 ------------
Total                                                               5,526,014
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Hagemeyer                                         116,571(b,c)        538,230
ITOCHU                                            109,000(c)          957,310
Marubeni                                          188,000(c)        1,002,185
Mitsubishi                                         97,100(c)        1,938,945
Mitsui & Co                                        45,000(c)          635,498
Sojitz                                            111,400(b,c)        440,031
Sumitomo                                           90,000(c)        1,186,839
United Rentals                                      5,859(b)          187,371
Watsco                                                268              16,032
WESCO Intl                                          2,931(b)          195,674
WW Grainger                                        10,449             786,078
                                                                 ------------
Total                                                               7,884,193
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
TRANSPORTATION INFRASTRUCTURE (0.1%)
Abertis Infraestructuras                            5,231(c)     $    122,502
Macquarie Infrastructure Group                    228,796(c)          571,185
                                                                 ------------
Total                                                                 693,687
-----------------------------------------------------------------------------

WATER UTILITIES (--%)
Kelda Group                                        14,304(c)          202,471
Severn Trent                                        6,701(c)          144,972
                                                                 ------------
Total                                                                 347,443
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                14,168(b)          440,908
Bouygues                                            2,473(c)          127,151
NII Holdings                                        9,091(b)          512,551
SBA Communications Cl A                             8,575(b)          224,151
Vodafone Group                                  1,177,444(c)        2,509,234
                                                                 ------------
Total                                                               3,813,995
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $902,514,289)                                             $968,581,207
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (0.1%)
-----------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)
Invensys
   Rights                                         345,819(b,c)   $     25,898
RWE                                                 2,570(c)          193,573
Volkswagen                                         20,881(c)        1,054,918
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,026,642)                                               $  1,274,389
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (22.8%)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
FOREIGN AGENCIES (0.2%)
Pemex Project Funding Master Trust
     12-15-15                       5.75%  $ 2,150,000(c)      $    1,980,150
-----------------------------------------------------------------------------

SOVEREIGN (1.8%)
Aries Vermoegensverwaltungs
     10-25-14                       9.60     1,500,000(c,d)         1,863,749
Bundesrepublik Deutschland
   (European Monetary Unit)
     01-04-10                       5.38       745,000(c)           1,002,341
     01-04-13                       4.50       535,000(c)             705,304
     07-04-34                       4.75       270,000(c)             368,602
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
     09-01-06                       2.75       540,000(c)             690,309
Dominican Republic
     04-20-27                       8.63       250,000(c,d)           246,000
Federative Republic of Brazil
     01-15-18                       8.00       876,000(c)             924,180
     10-14-19                       8.88       976,000(c)           1,087,264
     09-17-40                      11.00     1,612,000(c)           1,998,879
Govt of Canada
   (Canadian Dollar)
     09-01-09                       4.25       155,000(c)             138,003

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
6 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
SOVEREIGN (CONT.)
Govt of Japan
   (Japanese Yen)
     06-20-12                       1.40%   98,000,000(c)      $      848,362
Govt of Ukraine
     06-11-13                       7.65       185,000(c)             185,925
Hellenic Republic
   (European Monetary Unit)
     04-18-08                       3.50       540,000(c)             689,057
Republic of Argentina
     08-03-12                       4.89     1,574,000(c,i)         1,301,698
     12-31-33                       8.28       527,696(c)             470,177
     12-15-35                       0.00       468,842(c,l)            41,305
Republic of Colombia
     05-21-24                       8.13       256,000(c)             259,200
Republic of El Salvador
     06-15-35                       7.65       440,000(c,d)           423,500
Republic of Indonesia
     03-09-17                       6.88       400,000(c,d)           389,500
Republic of Panama
     03-15-15                       7.25       100,000(c)             101,000
     09-30-27                       8.88       346,000(c)             391,845
Republic of Peru
     05-03-16                       8.38       472,000(c)             509,760
     11-21-33                       8.75        82,000(c)              91,225
Republic of Philippines
     01-14-31                       7.75     1,480,000(c)           1,465,200
Republic of South Africa
     06-02-14                       6.50       240,000(c)             239,400
Republic of Turkey
     03-15-15                       7.25       885,000(c)             830,794
     02-05-25                       7.38       467,000(c)             420,300
Republic of Uruguay
     03-21-36                       7.63       250,000(c)             225,000
Republic of Venezuela
     04-20-11                       6.09       520,000(c,i)           514,800
     10-08-14                       8.50       787,000(c)             832,253
     01-13-34                       9.38       237,000(c)             277,883
Russian Ministry of Finance
     05-14-11                       3.00     1,960,000(c)           1,695,792
United Kingdom Treasury
   (British Pound)
     09-07-14                       5.00       170,000(c)             319,911
United Mexican States
     09-27-34                       6.75     1,340,000(c)           1,303,150
                                                               --------------
Total                                                              22,851,668
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (5.5%)
Federal Home Loan Bank
     01-18-08                       4.63     3,045,000              3,008,338
     02-08-08                       4.63     5,500,000              5,427,598
Federal Home Loan Mtge Corp
     08-17-07                       4.00     2,490,000              2,449,174
     03-15-09                       5.75       505,000                508,888
Federal Natl Mtge Assn
     09-15-07                       4.25     2,170,000              2,140,531
     01-15-08                       4.63     3,880,000              3,832,381
     06-15-08                       5.25     2,370,000              2,361,350
     10-15-08                       4.50     5,290,000              5,185,480

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury
     11-30-07                       4.25%  $15,570,000         $   15,364,428
     05-31-08                       4.88     1,715,000              1,705,420
     05-15-09                       4.88     1,150,000              1,142,183
     05-31-11                       4.88     5,611,000              5,554,015
     06-30-11                       5.13     1,475,000              1,476,729
     05-15-16                       5.13     5,005,000              4,999,134
     11-15-18                       9.00     2,115,000              2,826,499
     08-15-23                       6.25     4,095,000              4,516,339
     02-15-26                       6.00     7,645,000              8,281,087
                                                               --------------
Total                                                              70,779,574
-----------------------------------------------------------------------------

ASSET-BACKED (0.5%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
     04-20-08                       2.76       200,000(d,k)           196,630
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
     12-06-10                       4.87       175,000                173,168
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
     04-20-11                       4.29       350,000(d,k)           333,913
Capital Auto Receivables Asset Trust
   Series 2004-1
     09-15-10                       2.84       250,000                242,664
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
     03-15-10                       4.35       175,000                170,943
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
     03-10-10                       3.10     1,300,000              1,248,263
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1
     07-25-08                       5.62     1,250,000(q)             239,844
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31                       5.78       500,000(d,k)           496,337
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
     06-15-11                       5.52     2,300,000(i)           2,300,000
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
     09-15-09                       3.40       212,558(k)             210,885
Metris Master Trust
   Series 2004-2 Cl D
     10-20-10                       8.52        70,000(d,i)            70,468
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11                       7.17       100,000(d,i)           100,159
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
     03-16-09                       2.94       271,138                266,046
National Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
08-25-11                            5.88       800,000(q)             206,470

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
ASSET-BACKED (CONT.)
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36                       5.46%  $   685,000(i)      $      685,428
                                                               --------------
Total                                                               6,941,218
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.0%)(f)
Banc of America Commercial Mtge
   Series 2004-5 Cl A4
     11-10-41                       4.94       400,000                373,908
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42                       4.89       250,000                241,596
Banc of America Commercial Mtge
   Series 2005-3 Cl A4
     07-10-43                       4.67     1,144,000              1,049,643
Banc of America Commercial Mtge
   Series 2006-2
     05-10-45                       5.72       800,000                796,628
Banc of America Large Loan
   Series 2005-BOCA Cl A1
     12-15-16                       5.32       212,592(d,i)           212,579
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21                       5.53       300,000(d,i)           301,323
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21                       5.59       325,000(d,i)           326,163
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21                       5.68       225,000(d,i)           225,804
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42                       4.57       700,000                662,909
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40                       5.41       350,000                337,109
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42                       5.30       200,000                186,320
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14                       4.46       699,187(d)             675,427
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30                       5.68       425,000                423,690
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51                       4.15       910,436(d)             884,680
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
     07-15-44                       5.40       175,000                169,677
Commercial Mtge Pass-Through Ctfs
   Series 2004-LB3A Cl A3
     07-10-37                       5.09       331,000                321,866
Commercial Mtge Pass-Through Ctfs
   Series 2004-LB3A Cl A4
     07-10-37                       5.23       400,000                389,606

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
7 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
     02-05-19                       5.44%  $   175,000(d,i)    $      175,137
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39                       5.85       450,000                444,436
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
     11-15-36                       4.49       346,906                335,077
CS First Boston Mtge Securities
   Series 2005-C4 Cl A1
     08-15-38                       4.77       660,145                647,520
Federal Natl Mtge Assn #387166
     11-01-11                       4.33       390,358                367,746
Federal Natl Mtge Assn #735029
     09-01-13                       5.28       488,029                477,433
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48                       4.77       400,000                370,708
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
     07-10-45                       4.59       322,236                313,911
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35                       4.77       575,000(d)             551,993
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
     05-10-43                       4.21       309,249                299,843
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36                       4.88       200,000                192,614
Greenwich Capital Commercial Funding
   Series 2006-GG7
     09-10-15                       6.11       575,000(g)             576,925
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl A4
     06-10-16                       6.11       550,000(g)             550,639
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38                       4.96       310,000                299,656
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38                       5.55       450,000                439,124
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37                       4.37       357,322                346,372
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37                       5.26       450,000                434,469
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37                       4.13       475,558                451,187
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39                       3.97       220,942                211,429
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
     05-15-41                       5.26       400,000                388,849

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37                       4.18%  $   200,000         $      190,923
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42                       4.33       431,201                419,864
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
     04-15-43                       5.49       575,000                561,834
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29                       3.97       250,000                228,888
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29                       4.20       400,000                381,608
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A6
     12-15-29                       4.80       400,000                372,632
LB-UBS Commercial Mtge Trust
   Series 2005-C1 Cl A4
     02-15-30                       4.74       325,000                299,926
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
     09-15-30                       4.89       350,000                338,996
LB-UBS Commercial Mtge Trust
   Series 2006-C3
     03-15-39                       5.64       520,000                512,871
LB-UBS Commercial Mtge Trust
   Series 2006-C4
     06-15-32                       5.87       950,000                954,453
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
     06-12-43                       4.22       382,418                371,778
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
     05-12-39                       5.84       300,000                295,611
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41                       4.34       275,000                264,186
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40                       4.59       300,000                282,843
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
     09-15-42                       5.23       350,000                333,742
Morgan Stanley Capital I
   Series 2005-T19
     06-12-47                       4.85       775,000                735,237
Morgan Stanley Capital I
   Series 2006-T21 Cl A1
     10-12-52                       4.93       577,169                564,838
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39                       5.98       450,000                452,984
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36                       3.67     1,095,446              1,032,938

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42                       5.09%  $   375,000         $      362,669
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
     10-15-44                       5.37       550,000                526,165
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
     05-15-43                       5.94       375,000                373,450
                                                               --------------
Total                                                              25,312,432
-----------------------------------------------------------------------------

MORTGAGE-BACKED (7.2%)(F)
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-E Cl B1
     06-25-34                       4.03       220,798(j)             224,964
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19                       4.75       286,832                270,429
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-14 Cl 2A2
     05-25-35                       5.57     1,511,283(i)           1,510,669
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36                       6.00       816,146                802,506
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46                       5.55     1,650,000(i)           1,651,772
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
     08-25-34                       4.58       249,054(j)             240,525
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35                       7.00       576,461(d)             587,001
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46                       5.62       841,283(j)             842,181
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
     06-25-34                       4.43       246,238(j)             237,411
Federal Home Loan Mtge Corp #B13193
     04-01-19                       5.50       448,739                440,850
Federal Home Loan Mtge Corp #B16408
     09-01-19                       5.50     1,954,239              1,918,650
Federal Home Loan Mtge Corp #C53878
     12-01-30                       5.50       887,762                857,038

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
8 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL              VALUE(a)
                                    RATE      AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
     07-01-21                       4.50%  $ 1,000,000(g)      $      945,000
     07-01-21                       5.00     3,500,000(g)           3,369,842
     07-01-21                       5.50     3,500,000(g)           3,434,375
     07-01-21                       6.00     2,000,000(g)           2,006,876
     08-01-21                       6.00       700,000(g)             701,750
     07-01-36                       5.50     4,000,000(g)           3,841,248
     07-01-36                       6.00    21,290,000(g)          20,950,679
     07-01-36                       6.50    11,200,000(g)          11,256,000
     07-01-36                       7.00     2,000,000(g)           2,045,624
Federal Natl Mtge Assn #190353
     08-01-34                       5.00       420,507                394,333
Federal Natl Mtge Assn #254684
     03-01-18                       5.00     1,704,663              1,645,436
Federal Natl Mtge Assn #254800
     07-01-23                       5.50     1,523,324              1,483,095
Federal Natl Mtge Assn #545874
     08-01-32                       6.50     1,111,615              1,123,384
Federal Natl Mtge Assn #555740
     08-01-18                       4.50     1,066,791              1,012,743
Federal Natl Mtge Assn #598558
     08-01-16                       6.00       546,502                549,802
Federal Natl Mtge Assn #661185
     06-01-17                       7.00       370,797                380,302
Federal Natl Mtge Assn #668824
     08-01-32                       6.50     1,332,610              1,344,372
Federal Natl Mtge Assn #670387
     08-01-32                       7.00       122,651                125,732
Federal Natl Mtge Assn #671054
     01-01-33                       7.00     1,032,031              1,057,264
Federal Natl Mtge Assn #725232
     03-01-34                       5.00     1,718,109              1,613,822
Federal Natl Mtge Assn #725737
     08-01-34                       4.54     2,106,074(j)           2,080,906
Federal Natl Mtge Assn #725773
     09-01-34                       5.50     3,033,112              2,921,046
Federal Natl Mtge Assn #730153
     08-01-33                       5.50     1,296,377              1,250,616
Federal Natl Mtge Assn #743579
     11-01-33                       5.50     1,420,538              1,370,394
Federal Natl Mtge Assn #791447
     10-01-34                       6.00     1,165,059              1,149,012
Federal Natl Mtge Assn #878661
     02-01-36                       5.50     2,501,078              2,389,154
Federal Natl Mtge Assn #881629
     02-01-36                       5.50     2,309,723              2,206,363
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl B1
     05-19-34                       4.39       376,221(j)             364,591
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36                       5.59       687,317(j)             687,243
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46                       5.57       550,000(j)             550,000

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
     04-25-35                       5.32%  $   241,026(j)      $      237,779
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     07-25-34                       4.39       318,964(j)             311,838
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19                       5.00       408,691                390,684
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QO6 Cl A2
     06-25-46                       5.58     2,200,000(i)           2,200,000
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3AC Cl B1
     03-25-34                       4.93       494,586(j)             485,268
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
     07-25-36                       7.00       985,843                994,227
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33                       4.06       600,000(j)             581,238
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45                       5.51       318,463(j)             318,756
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
     07-25-45                       5.57     1,225,589(j)           1,226,789
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35                       5.00       874,092                812,801
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35                       5.50       907,877                866,739
                                                               --------------
Total                                                              92,261,119
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
Communications & Power Inds
   Sr Sub Nts
     02-01-12                       8.00       125,000                126,250
DRS Technologies
     02-01-16                       6.63       465,000                449,888
     02-01-18                       7.63         5,000                  4,975
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15                       6.38       500,000                477,500

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE      AMOUNT
AEROSPACE & DEFENSE (CONT.)
TransDigm
   Sr Sub Nts
     07-15-14                       7.75%  $   150,000(d)      $      149,250
                                                               --------------
Total                                                               1,207,863
-----------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Ford Motor Credit
     06-16-08                       6.63       280,000                266,502
GMAC
     09-15-11                       6.88       675,000                644,058
     04-15-16                       7.70       175,000                142,625
Insurance Auto Auctions
     04-01-13                      11.00       200,000                197,000
Lear
   Series B
     05-15-09                       8.11        20,000                 19,400
     08-01-14                       5.75       275,000                224,125
                                                               --------------
Total                                                               1,493,710
-----------------------------------------------------------------------------

BANKING (0.4%)
Banco Hipotecario
   Sr Unsecured
     04-27-16                       9.75       200,000(c,d)           194,500
Bank United
     03-15-09                       8.00     1,500,000              1,576,687
Banknorth Group
   Sr Nts
     05-01-08                       3.75       720,000                695,585
Popular North America
   Sr Nts
     10-01-08                       3.88     1,620,000              1,549,972
Russian Standard Finance
   Sr Unsub
     05-05-11                       8.63       350,000(c,d)           334,250
Sovereign Bank
   Sub Nts
     03-15-13                       5.13       240,000                227,038
Washington Mutual Bank
   Sub Nts
     08-15-14                       5.65       285,000                274,082
                                                               --------------
Total                                                               4,852,114
-----------------------------------------------------------------------------

BROKERAGE (0.1%)
Goldman Sachs Group
   Sr Nts
     01-15-16                       5.35        90,000                 84,996
LaBranche & Co
   Sr Nts
     05-15-12                      11.00       245,000                268,275
Merrill Lynch & Co
     05-16-16                       6.05     1,025,000              1,018,248
                                                               --------------
Total                                                               1,371,519
-----------------------------------------------------------------------------

BUILDING MATERIALS (0.1%)
Interline Brands
   Sr Sub Nts
     06-15-14                       8.13       135,000                134,663

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
9 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
BUILDING MATERIALS (CONT.)
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11                       9.00%  $   330,000         $      335,774
Nortek
   Sr Sub Nts
     09-01-14                       8.50       291,000                281,543
                                                               --------------
Total                                                                 751,980
-----------------------------------------------------------------------------

CHEMICALS (0.2%)
BCP Crystal US Holdings
   Sr Sub Nts
     06-15-14                       9.63       265,000                287,524
Chemtura
     06-01-16                       6.88       445,000                429,980
Crystal US Holdings 3 LLC/Sub3
   Sr Disc Nts Series B
   (Zero coupon through 10-01-09,
   thereafter 10.50%)
     10-01-14                       8.64        27,000(h)              21,128
Georgia Gulf
   Sr Nts
     12-15-13                       7.13       270,000                262,913
Hexion US Finance/Nova Scotia Finance
   Secured
     07-15-14                       9.00       180,000                182,250
INEOS Group Holdings
     02-15-16                       8.50       230,000(c,d)           215,338
INVISTA
     05-01-12                       9.25       235,000(d)             243,813
NALCO
   Sr Nts
     11-15-11                       7.75       275,000                274,313
PQ
     02-15-13                       7.50       170,000                159,800
                                                               --------------
Total                                                               2,077,059
-----------------------------------------------------------------------------

CONSTRUCTION MACHINERY (--%)
Case New Holland
   Sr Nts
     03-01-14                       7.13        90,000(d)              85,950
United Rentals North America
     02-15-12                       6.50       180,000                170,100
                                                               --------------
Total                                                                 256,050
-----------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
American Achievement
   Sr Sub Nts
     04-01-12                       8.25       125,000                123,125
Sealy Mattress
   Sr Sub Nts
     06-15-14                       8.25       265,000                265,000
Spectrum Brands
   Sr Sub Nts
     10-01-13                       8.50       100,000                 85,500
Visant
     10-01-12                       7.63       185,000                179,450
Visant Holding
   Sr Nts
     12-01-13                       8.75       130,000(d)             125,450
                                                               --------------
Total                                                                 778,525
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
DIVERSIFIED MANUFACTURING (--%)
ALH Finance LLC
   Sr Sub Nts
     01-15-13                       8.50%  $    70,000         $       67,550
TriMas
     06-15-12                       9.88        70,000                 64,050
                                                               --------------
Total                                                                 131,600
-----------------------------------------------------------------------------

ELECTRIC (0.6%)
Arizona Public Service
     05-15-15                       4.65       985,000                870,410
Centrais Eletricas Brasileiras
   Sr Nts
     11-30-15                       7.75       300,000(c,d)           300,000
CMS Energy
   Sr Nts
     01-15-09                       7.50       190,000                192,375
Consumers Energy
   1st Mtge
     02-15-12                       5.00       550,000                520,093
     02-15-17                       5.15        75,000                 68,403
Consumers Energy
   1st Mtge Series H
     02-17-09                       4.80       430,000                418,154
Dynegy Holdings
     05-15-18                       7.13        25,000                 21,875
Dynegy Holdings
   Sr Unsecured
     05-01-16                       8.38       340,000(d)             334,900
Edison Mission Energy
   Sr Nts
     06-15-13                       7.50       335,000(d)             328,300
Exelon
     06-15-10                       4.45       965,000                918,343
Florida Power
   1st Mtge
     07-15-11                       6.65       195,000                201,532
Midwest Generation LLC
   Series B
     01-02-16                       8.56        36,489                 38,314
Mirant North America LLC
   Sr Nts
     12-31-13                       7.38        85,000(d)              82,025
Northern States Power
   Sr Nts
     08-01-09                       6.88       720,000                738,777
NRG Energy
     02-01-14                       7.25        80,000                 78,000
Ohio Edison
     06-15-09                       5.65       530,000(d)             521,737
PacifiCorp
   1st Mtge
     06-15-35                       5.25       145,000                124,858
PSI Energy
     10-15-35                       6.12       745,000                692,565
Reliant Energy
   Secured
     07-15-13                       9.50       150,000                150,750
Sierra Pacific Power
     05-15-16                       6.00        40,000(d)              38,030

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
ELECTRIC (CONT.)
Southern California Edison
   1st Mtge
     04-01-35                       5.75%  $   150,000         $      137,811
Virginia Electric & Power
   Sr Nts Series A
     03-01-13                       4.75       615,000                570,454
                                                               --------------
Total                                                               7,347,706
-----------------------------------------------------------------------------

ENTERTAINMENT (--%)
AMC Entertainment
     02-01-16                      11.00       195,000(d)             208,650
     02-01-16                      11.00        50,000                 53,500
Universal City Florida Holdings I/II
   Sr Nts
     05-01-10                       9.90       160,000(i)             165,200
                                                               --------------
Total                                                                 427,350
-----------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
   Secured
     05-15-16                       7.13       245,000(d)             230,913
Allied Waste North America
   Series B
     09-01-12                       9.25        15,000                 15,900
Clean Harbors
     07-15-12                      11.25        10,000                 11,250
Waste Services
   Sr Sub Nts
     04-15-14                       9.50       200,000                202,000
WCA Waste
   Sr Nts
     06-15-14                       9.25       175,000(d,g)           176,750
                                                               --------------
Total                                                                 636,813
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon through 11-01-08,
   thereafter 11.50%)
     11-01-11                      11.12       155,000(h)             130,588
Cadbury Schweppes US Finance LLC
     10-01-08                       3.88       150,000(d)             143,819
     10-01-13                       5.13       625,000(d)             591,169
Cott Beverages USA
     12-15-11                       8.00       475,000                473,813
Kraft Foods
     06-01-12                       6.25       350,000                354,084
Kraft Foods
   Sr Unsecured
     11-01-11                       5.63     1,150,000              1,131,312
Pinnacle Foods Holding
   Sr Sub Nts
     12-01-13                       8.25       250,000                245,625
                                                               --------------
Total                                                               3,070,410
-----------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
   Sr Sub Nts
     02-01-16                       7.13       245,000                236,731
CCM Merger
     08-01-13                       8.00       145,000(d)             137,025

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
10 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
GAMING (CONT.)
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12                      10.13%  $   190,000         $      200,688
Kerzner Intl
   Sr Sub Nts
     10-01-15                       6.75        59,000(c)              61,581
Majestic Star Casino LLC/Capital
     10-15-10                       9.50       230,000                240,925
MGM MIRAGE
     10-01-09                       6.00       105,000                102,113
     07-15-15                       6.63       485,000                452,262
Mohegan Tribal Gaming Authority
     02-15-15                       6.88       425,000                400,562
Pokagon Gaming Authority
   Sr Nts
     06-15-14                      10.38       100,000(d)             103,375
San Pasqual Casino
     09-15-13                       8.00       210,000(d)             209,475
Station Casinos
   Sr Sub Nts
     03-01-16                       6.88       355,000                331,038
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15                       9.00       210,000(d)             215,250
Wynn Las Vegas LLC/Capital
   1st Mtge
     12-01-14                       6.63       185,000                174,363
                                                               --------------
Total                                                               2,865,388
-----------------------------------------------------------------------------

GAS DISTRIBUTORS (--%)
NiSource Finance
     11-15-10                       7.88       340,000                363,742
-----------------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
     03-15-10                       8.88       285,000                301,032
Colorado Interstate Gas
   Sr Nts
     03-15-15                       5.95        45,000                 40,895
     11-15-15                       6.80       250,000                240,961
Copano Energy LLC
   Sr Nts
     03-01-16                       8.13       180,000(d)             179,100
Southern Star Central
     03-01-16                       6.75       310,000(d)             297,600
Southern Star Central Gas Pipeline
     06-01-16                       6.00       430,000(d)             417,638
Transcontinental Gas Pipe Line
   Sr Nts
     04-15-16                       6.40       226,000(d)             216,395
Williams Companies
   Sr Nts
     07-15-19                       7.63       419,000                425,285
                                                               --------------
Total                                                               2,118,906
-----------------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
     07-15-08                       6.25       120,000                120,839
     06-15-15                       4.00       331,000                282,188
     12-15-17                       5.85       645,000                614,991

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE      AMOUNT
HEALTH CARE (CONT.)
Community Health Systems
   Sr Sub Nts
     12-15-12                       6.50%  $   185,000         $      175,519
DaVita
     03-15-15                       7.25       310,000                297,600
HealthSouth
   Sr Nts
     06-15-16                      10.75       125,000(d)             123,125
IASIS Healthcare LLC/Capital
   Sr Sub Nts
     06-15-14                       8.75       245,000                240,100
LifeCare Holdings
   Sr Sub Nts
     08-15-13                       9.25        85,000                 60,350
MedCath Holdings
   Sr Nts
     07-15-12                       9.88       125,000                129,063
Omnicare
   Sr Sub Nts
     12-15-13                       6.75       180,000                171,450
     12-15-15                       6.88       215,000                204,250
Select Medical
     02-01-15                       7.63       340,000                295,800
     09-15-15                      10.82        55,000(d,i)            50,050
Triad Hospitals
   Sr Nts
     05-15-12                       7.00       130,000                129,350
Triad Hospitals
   Sr Sub Nts
     11-15-13                       7.00       405,000                393,863
US Oncology
     08-15-12                       9.00       105,000                109,200
US Oncology Holdings
   Sr Nts
     03-15-15                      10.32       200,000(i)             204,000
Vanguard Health Holding II LLC
   Sr Sub Nts
     10-01-14                       9.00       209,000                208,478
                                                               --------------
Total                                                               3,810,216
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
UnitedHealth Group
   Sr Unsecured
     03-15-11                       5.25       555,000                540,340
     03-15-15                       4.88     1,000,000                917,581
                                                               --------------
Total                                                               1,457,921
-----------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
     05-15-16                       7.50        65,000                 60,287
Meritage Homes
     03-15-15                       6.25        15,000                 12,638
                                                               --------------
Total                                                                  72,925
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Chesapeake Energy
   Sr Nts
     08-15-14                       7.00       325,000                314,438

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
INDEPENDENT ENERGY (CONT.)
Chesapeake Energy
   Sr Unsecured
     07-15-13                       7.63%  $   125,000(g)      $      125,625
     07-15-13                       7.63       280,000                281,400
Compton Petroleum Finance
     12-01-13                       7.63       190,000(c)             181,450
Devon Financing
     09-30-11                       6.88       940,000                977,319
Encore Acquisition
   Sr Sub Nts
     04-15-14                       6.25       170,000                156,400
     07-15-15                       6.00        95,000                 85,500
EXCO Resources
     01-15-11                       7.25       290,000                278,400
Hilcorp Energy I LP/Finance
   Sr Nts
     11-01-15                       7.75       285,000(d)             272,175
     06-01-16                       9.00        95,000(d)              95,713
Petrohawk Energy
   Sr Nts
     07-15-13                       9.13       200,000(d,g)           199,000
Pioneer Natural Resources
   Sr Nts
     07-15-16                       5.88       410,000                373,330
Stone Energy
   Sr Nts
     07-15-10                       8.24       120,000(d,i)           120,000
VeraSun Energy
   Secured
     12-15-12                       9.88        12,000(d)              12,660
XTO Energy
     01-31-15                       5.00       255,000                233,141
XTO Energy
   Sr Unsecured
     06-30-15                       5.30       495,000                460,143
                                                               --------------
Total                                                               4,166,694
-----------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
   Sr Sub Nts
     12-15-15                       7.50       175,000                174,125
-----------------------------------------------------------------------------

LODGING (--%)
ITT
     11-15-15                       7.38        59,000                 59,443
-----------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications Holdings II LLC/Capital
   Sr Nts
     09-15-10                      10.25        65,000                 65,163
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12                       8.00        40,000(d)              39,800
     04-30-14                       8.38       375,000(d)             375,469
Comcast
     06-15-16                       4.95       830,000                739,687
CSC Holdings
   Sr Nts
     04-15-12                       7.25       180,000(d)             174,150

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
11 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
MEDIA CABLE (CONT.)
Echostar DBS
     02-01-16                       7.13%  $   285,000(d)      $      272,175
Mediacom LLC/Capital
   Sr Nts
     01-15-13                       9.50       150,000                149,250
Quebecor Media
   Sr Nts
     03-15-16                       7.75       125,000(c,d)           124,531
Videotron Ltee
     01-15-14                       6.88       195,000(c)             184,763
                                                               --------------
Total                                                               2,124,988
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Dex Media West LLC/Finance
   Sr Sub Nts Series B
     08-15-13                       9.88        50,000                 54,187
Emmis Operating
   Sr Sub Nts
     05-15-12                       6.88       140,000                137,200
Entercom Radio LLC/Capital
     03-01-14                       7.63       150,000                149,625
Intelsat Bermuda
     06-15-16                       9.25       105,000(c,d,g)         108,413
Lamar Media
     08-15-15                       6.63       275,000                254,375
LIN TV
   Series B
     05-15-13                       6.50       160,000                146,000
LIN TV
   Sr Sub Nts
     05-15-13                       6.50       130,000                118,625
MediaNews Group
   Sr Sub Nts
     10-01-13                       6.88        36,000                 32,760
News America
     12-15-35                       6.40       670,000                619,686
PanAmSat
     06-15-16                       9.00       120,000(d,g)           121,800
Rainbow Natl Services LLC
   Sr Nts
     09-01-12                       8.75       300,000(d)             315,000
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14                      10.38        10,000(d)              11,075
RH Donnelley
   Sr Disc Nts
     01-15-13                       6.88       655,000(d)             597,688
RR Donnelley & Sons
     05-15-15                       5.50       530,000                488,306
Salem Communications
     12-15-10                       7.75       200,000                198,500
Sinclair Broadcast Group
     03-15-12                       8.00       175,000                177,625
Sun Media
     02-15-13                       7.63       210,000(c)             211,313
                                                               --------------
Total                                                               3,742,178
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
METALS (--%)
Novelis
   Sr Nts
     02-15-15                       8.00%  $    65,000(c,d)    $       62,400
-----------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Bristow Group
     06-15-13                       6.13       135,000                124,538
Chaparral Energy
   Sr Nts
     12-01-15                       8.50       134,000(d)             133,330
Chart Inds
   Sr Sub Nts
     10-15-15                       9.13       210,000(d)             214,199
Quicksilver Resources
     04-01-16                       7.13       185,000                173,438
                                                                 ------------
Total                                                                 645,505
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Cardtronics
   Sr Sub Nts
     08-15-13                       9.50       195,000(d)             192,075
Residential Capital
   Sr Nts
     04-17-13                       6.50        10,000                  9,813
Residential Capital
   Sr Unsecured
     06-30-10                       6.38     1,550,000              1,528,906
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13                      11.13       160,000                157,600
Willis North America
     07-15-15                       5.63       605,000                561,856
                                                               --------------
Total                                                               2,450,250
-----------------------------------------------------------------------------

PACKAGING (--%)
Owens-Brockway Glass Container
   Secured
     11-15-12                       8.75       230,000                239,488
Plastipak Holdings
   Sr Nts
     12-15-15                       8.50       190,000(d)             190,000
                                                               --------------
Total                                                                 429,488
-----------------------------------------------------------------------------

PAPER (0.1%)
Boise Cascade LLC
     10-15-14                       7.13       180,000                159,300
Cascades
   Sr Nts
     02-15-13                       7.25       130,000(c)             120,250
Crown Americas LLC/Capital
   Sr Nts
     11-15-15                       7.75       305,000(d)             300,425
Georgia-Pacific
     06-15-15                       7.70       395,000                377,225
Jefferson Smurfit US
     10-01-12                       8.25       290,000                271,875
     06-01-13                       7.50         5,000                  4,475

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
PAPER (CONT.)
JSG Funding
   Sr Nts
     10-01-12                       9.63%  $   245,000(c)      $      252,350
NewPage
   Secured
     05-01-12                      10.00       126,000                130,410
Smurfit-Stone Container Enterprises
   Sr Nts
     02-01-11                       9.75         5,000                  5,144
                                                               --------------
Total                                                               1,621,454
-----------------------------------------------------------------------------

PHARMACEUTICALS (--%)
CDRV Investors
   Sr Disc Nts (Zero coupon through 01-01-10, thereafter 9.63%)
     01-01-15                       8.92        90,000(h)              60,750
Warner Chilcott
     02-01-15                       8.75       168,000                173,040
                                                               --------------
Total                                                                 233,790
-----------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Marsh & McLennan Companies
   Sr Unsecured
     09-15-15                       5.75       815,000                770,501
-----------------------------------------------------------------------------

RETAILERS (0.4%)
AutoNation
     04-15-14                       7.00       125,000(d)             123,125
Blockbuster
   Sr Sub Nts
     09-01-12                       9.00       120,000                111,900
CVS
     09-15-09                       4.00       730,000                690,801
     09-15-14                       4.88       690,000                630,658
General Nutrition Centers
     01-15-11                       8.63       270,000                270,338
General Nutrition Centers
   Sr Sub Nts
     12-01-10                       8.50        10,000                  9,675
Jean Coutu Group
   Sr Nts
     08-01-12                       7.63       215,000(c)             208,550
Jean Coutu Group
   Sr Sub Nts
     08-01-14                       8.50        15,000(c)              13,800
May Department Stores
     07-15-09                       4.80     1,290,000              1,254,537
     07-15-34                       6.70       575,000                561,504
NBTY
   Sr Sub Nts
     10-01-15                       7.13       185,000                173,900
Neiman-Marcus Group
     10-15-15                      10.38       185,000(d)             196,563
Toys "R" Us
     04-15-13                       7.88       320,000                252,000
United Auto Group
     03-15-12                       9.63       395,000                412,775
                                                               --------------
Total                                                               4,910,126
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
12 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE      AMOUNT
TECHNOLOGY (--%)
Nortel Networks
     07-15-13                      10.13%  $    80,000(c,d,g)  $       81,200
SunGard Data Systems
   Sr Unsecured
     08-15-13                       9.13       260,000(d)             269,750
                                                               --------------
Total                                                                 350,950
-----------------------------------------------------------------------------

TOBACCO (--%)
Reynolds American
   Secured
     06-01-16                       7.63       185,000(d)             180,838
-----------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14                       7.63       135,000(d)             130,950
Erac USA Finance
     11-15-15                       5.90       330,000(d)             319,745
     11-01-16                       6.20       135,000(d)             132,966
Hertz
   Sr Nts
     01-01-14                       8.88       135,000(d)             138,375
Hertz
   Sr Sub Nts
     01-01-16                      10.50       210,000(d)             222,600
                                                               --------------
Total                                                                 944,636
-----------------------------------------------------------------------------

WIRELESS (0.3%)
American Tower
   Sr Nts
     10-15-12                       7.13        95,000                 94,763
Centennial Communications
   Sr Nts
     01-01-13                      11.26        10,000(i)              10,200
Centennial Communications/Cellular Operating LLC
   Sr Nts
     02-01-14                       8.13       210,000                202,125
Dobson Cellular Systems
   Secured
     11-01-11                       8.38       210,000                215,775
     11-01-12                       9.88       100,000                105,500
Nextel Communications
   Sr Nts Series F
     03-15-14                       5.95     1,255,000              1,205,607

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE      AMOUNT
WIRELESS (CONT.)
Rogers Wireless
   Sr Sub Nts
     12-15-12                       8.00%  $    70,000(c)      $       71,575
Rural Cellular
   Secured
     03-15-12                       8.25       185,000(d)             189,856
UBS (Vimplecom)
     05-23-16                       8.25       250,000(c,d)           239,688
US Cellular
   Sr Nts
     12-15-33                       6.70       240,000                224,385
Vodafone Group
     06-15-11                       5.50       720,000(c)             703,271
Windstream
   Sr Nts
     08-01-16                       8.63       775,000(d,g)           792,437
                                                               --------------
Total                                                               4,055,182
-----------------------------------------------------------------------------

WIRELINES (0.8%)
BellSouth
     09-15-09                       4.20       585,000                557,002
Cincinnati Bell
     02-15-15                       7.00       120,000                113,100
Citizens Communications
   Sr Nts
     01-15-13                       6.25       250,000                236,250
Deutsche Telekom Intl Finance
     03-23-11                       5.38       635,000(c)             616,471
GCI
   Sr Nts
     02-15-14                       7.25       195,000                188,175
Level 3 Financing
     10-15-11                      10.75       170,000                174,675
Level 3 Financing
   Sr Nts
     03-15-13                      12.25        60,000(d)              63,750
Qwest
     03-15-12                       8.88       640,000                675,200
Qwest
   Sr Nts
     06-15-15                       7.63        80,000                 79,000
Telecom Italia Capital
     10-01-15                       5.25       165,000(c)             149,346
     11-15-33                       6.38     1,045,000(c)             944,842

-----------------------------------------------------------------------------
BONDS (CONTINUED)
-----------------------------------------------------------------------------
ISSUER                             COUPON   PRINCIPAL                VALUE(a)
                                    RATE     AMOUNT
WIRELINES (CONT.)
TELUS
     06-01-11                       8.00%  $ 2,270,000(c)      $    2,458,181
Valor Telecommunications Enterprises LLC/Finance
     02-15-15                       7.75       470,000                485,275
Verizon Pennsylvania
   Series A
     11-15-11                       5.65     3,680,000              3,566,765
                                                               --------------
Total                                                              10,308,032
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $296,906,356)                                           $  292,448,538
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SHORT-TERM SECURITIES (9.7%)(o)
-----------------------------------------------------------------------------
ISSUER                           EFFECTIVE   AMOUNT                  VALUE(a)
                                   YIELD   PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Abbey Natl North America LLC
     07-03-06                       5.30%  $12,800,000         $   12,794,347
Amsterdam Funding
     07-03-06                       5.30    12,300,000             12,294,567
     07-07-06                       5.11    20,000,000(p)          19,980,148
Bear Stearns Companies
     08-01-06                       5.30    10,000,000              9,953,067
Cullinan Finance
     07-17-06                       5.21    10,000,000              9,975,444
Deer Valley Funding LLC
     07-13-06                       5.12    10,000,000              9,981,547
     07-27-06                       5.32    10,000,000              9,960,250
Fairway Finance
     07-13-06                       5.28    10,000,000(p)           9,980,970
Morgan Stanley & Co
     07-13-06                       5.29    10,000,000              9,980,933
Nieuw Amsterdam
     07-05-06                       5.07    10,000,000(p)           9,992,958
Thunder Bay Funding LLC
     07-12-06                       5.20    10,000,000(p)           9,982,700
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $124,895,046)                                           $  124,876,931
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,325,342,333)(r)                                      $1,387,181,065
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2006, the value of foreign securities represented 22.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $21,328,161 or 1.66% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.


------------------------------------------------------------------------------
13 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At June 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $51,548,094.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --    Ambac Assurance Corporation
      FGIC    --    Financial Guaranty Insurance Company
      FSA     --    Financial Security Assurance
      MBIA    --    MBIA Insurance Corporation

(l) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         Notional amount
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Sept. 2006, 20-year                          $ 5,800,000
      U.S. Treasury Note, Sept. 2006, 2-year                        16,400,000
      U.S. Treasury Note, Sept. 2006, 5-year                         2,600,000
      U.S. Treasury Note, Sept. 2006, 10-year                        3,100,000

(n)   At June 30, 2006, security was partially or fully on loan.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 4.4% of net assets. 5.3% of net assets is the Fund's cash equivalent position.

(p) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $49,936,776 or 3.9% of net assets.

(q) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2006.

(r) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $1,325,342,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $104,183,000
      Unrealized depreciation                                      (42,344,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 61,839,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


------------------------------------------------------------------------------
14 - RIVERSOURCE STRATEGIC ALLOCATION FUND
- PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 RiverSource Strategic Allocation Series, Inc.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


By                       /s/ Jeffrey P. Fox
                         -----------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         August 29, 2006